Significant accounting policies, Impairment of non-financial asset and goodwill (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Significant accounting policies [Abstract]
Impairment of non-financial asset	$ 113,876	$ 0